Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Options	351,587	252,006
Warrants	6,212,026	1,285,428
Convertible preferred stock	13	525,345
Earnout reserve	—	147,493
Totals	6,563,626	2,210,272